Reporting Entity	12 Months Ended
Jun. 30, 2025
Reporting Entity [Abstract]
Reporting Entity

Note 1 Reporting Entity

Opthea Limited (the Company) is a listed public company incorporated in Australia. The address of its registered office and principal place of business is: C/- Prime Company Compliance Level 9, 505 Little Collins Street, Melbourne, Victoria 3000, Australia. These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the Group). The Group’s principal activity is the research and development phase of new drugs for novel therapeutic products based on targeting Vascular Endothelial Growth Factors (VEGF) C, D and R3.